Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	MOXIAN (BVI) INC
Entity Central Index Key	0001864055
Entity Address, Address Line One	Room 2102
Entity Address, Address Line Two	Block B, Jiahui Center
Entity Address, Address Line Three	6 Jiqing Li, Chaoyangmenwai Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020